Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 14,470,193	¥ 12,693,397
Deferred origination costs	161,956	135,398
Unearned income	(754,539)	(628,340)
Allowance for credit losses	(146,382)	(139,029)
Total finance receivables, net	13,731,228	12,061,426
Less - Current portion	(5,628,934)	(5,117,660)
Noncurrent finance receivables, net	8,102,294	6,943,766
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	10,523,364	9,047,782
Allowance for credit losses	(89,439)	(83,858)	(77,353)	(92,199)
Finance leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	1,071,179	1,029,887
Allowance for credit losses	(30,585)	(28,928)	(30,637)	(36,024)
Wholesale and other dealer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	2,875,650	2,615,728
Allowance for credit losses	¥ (26,358)	¥ (26,243)	¥ (24,238)	¥ (28,580)